Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Presentation of Derivative Amounts

		Gain (Loss) Recognized in Income
		for the year ended December 31,
($ thousands)	Income Statement Location	2018	2017	2016
Derivatives designated as hedging instruments
Foreign currency forward contracts	Service revenue	(536)	(1,744)	5,218

Interest rate swaps	Other income (expense), net	(443)	427	(1,820)
	Interest income and Interest expense	941	—	—

Cross-currency swaps	Interest income and Interest expense	1,340	—	—

Derivatives not designated as hedging instruments
Foreign currency forward contracts	Foreign exchange gain (loss), net	(17,944)	(21,870)	16,873

		December 31,
($ thousands)	Balance Sheet Location	2018	2017
Derivatives designated as hedging instruments
Foreign currency forward contracts	Current assets	1,634	—
	Current liabilities	—	(2,362)

Interest rate swaps	Current liabilities	(2,118)	—
	Non-current liabilities	(17,839)	(14,953)

Cross-currency swaps	Current assets	4,100	—
	Non-current liabilities	(1,850)	—

Derivatives not designated as hedging instruments
Foreign currency forward contracts	Current assets	1,583	501
	Current liabilities	(3,666)	(2,037)

Option contract	Non-current assets	2,519	2,638